Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
LGL Systems Acquisition Corp [Member]
Change in Accounting Estimate [Line Items]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In April 2021, the Company concluded it should correct its accounting related to the Company’s outstanding warrants. The Company had initially accounted for the warrants as a component of equity, but upon further evaluation of the terms of the warrant, concluded that the warrants should be accounted for as liabilities. The warrants contain a restructuring price adjustment provision, such that, in the event the Company completes a business combination subsequent to the initial Business Combination which results in the Company’s shares no longer being listed on a national exchange or the OTC Bulletin Board, the exercise price of the warrants will decrease by a formula that causes the warrants to not be indexed to the Company’s own shares. As a result of this provision, the Company has restated its financial statements to reflect the Company’s warrants as liabilities with changes in the fair value recorded in the current period earnings.
The table below summarizes the effect of the restatement to the Company’s financial statements for (i) its audited financial statements as of December 31, 2019, and for the period from April 30, 2019 (date of inception) to December 31, 2019, (ii) its audited financial statements as of December 31, 2020, and for the full year ended December 31, 2020 and (iii) its unaudited interim financial statements as of, and for the quarterly periods ended, March 31, 2020, June 30, 2020, and September 30, 2020:

	Previously Reported	Adjustments	As Restated
Balance sheet as of November 12, 2019 (audited)
Total Assets	174,051,002	—	174,051,002

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	261,246	—	261,246
Income tax payable	—	—	—
Warrant liabilities	—	14,465,500	14,465,500
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,298,746	14,465,500	20,764,246
Common stock subject to possible redemption	162,752,250	(14,465,501)	148,286,749
Stockholders’ equity
Common stock	528	145	673
Additional paid-in capital	5,000,560	976,411	5,976,971
Accumulated deficit	(1,082)	(976,555)	(977,637)

Total stockholders’ equity	5,000,006	1	5,000,007

Total liabilities and stockholders’ equity	174,051,002	—	174,051,002

Balance sheet as of December 31, 2019 (audited)
Total Assets	173,902,304	—	173,902,304

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	214,070	1	214,071
Warrant liabilities	—	14,465,500	14,465,500
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,251,570	14,465,501	20,717,071

	Previously Reported	Adjustments	As Restated
Common stock subject to possible redemption	162,650,730	(14,465,501)	148,185,229
Stockholders’ equity
Common stock	529	145	674
Additional paid-in capital	5,102,079	976,411	6,078,490

Accumulated deficit	(102,604)	(976,556)	(1,079,160)

Total stockholders’ equity	5,000,004	—	5,000,004

Total liabilities and stockholders’ equity	173,902,304	—	173,902,304

Statement of operations
Period from April 30, 2019 (inception) to December 31, 2019 (audited)
Loss from operations	(256,567)	(468,001)	(724,568)
Other income (expense):
Interest income	126,688	—	126,688
Change in fair value of warrant liabilities	—	—	—
Offering costs associated with warrants recorded as liabilities	—	(508,555)	(508,555)

Total other income (expense)	126,688	(508,555)	(381,867)
Income (loss) before provision for income taxes	(129,879)	(976,556)	(1,106,435)

Income tax (provision) benefit	27,275		27,275

Net income (loss)	(102,604)	(976,556)	(1,079,160)

Weighted average shares outstanding of common stock, basic and diluted	4,057,455	289,310	4,376,765
Basic and diluted net loss per share, common shares	(0.03)	(0.22)	(0.25)
Weighted average shares outstanding and subject to possible redemption, basic and diluted	3,255,045	(289,310)	2,965,735
Basic and diluted net loss per share subject to possible redemption	0.01	(0.00)	0.01
Statement of cash flows
Period from April 30, 2019 (inception) to December 31, 2019 (audited)
Net loss	(102,604)	(976,556)	(1,079,160)
Adjustments to reconcile net loss to net cash used in operating activities:	(167,018)	976,555	809,537
Net cash used in operating activities	(269,622)	(1)	(269,623)
Net cash used in investing activities	(172,500,000)	—	(172,500,000)
Net cash provided by financing activities	173,790,838	1	173,790,839
Non-cash investing and financing activities	—	—	—
Initial classification of common stock subject to possible redemption	162,752,250	(14,465,501)	148,286,749
Change in value of common stock subject to possible redemption	(101,520)	—	(101,520)
Initial classification of warrants issued	—	14,465,500	14,465,500
Deferred underwriting fee payable	6,037,500	—	6,037,500
Deferred offering costs paid directly by Sponsor from proceeds from issuance of Class B common stock to Sponsor	25,000	—	25,000

	Previously Reported	Adjustments	As Restated

Balance sheet as of March 31, 2020 (unaudited)
Total Assets	174,254,141	—	174,254,141

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	160,813	1	160,814
Income tax payable	63,523	—	63,523
Warrant liabilities	—	13,341,750	13,341,750
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,261,836	13,341,751	19,603,587
Common stock subject to possible redemption	162,992,304	(13,341,751)	149,650,553
Stockholders’ equity
Common stock	531	133	664
Additional paid-in capital	4,760,503	(147,327)	4,613,176
Retained Earnings	238,967	147,194	386,161

Total stockholders’ equity	5,000,001	—	5,000,001

Total liabilities and stockholders’ equity	174,254,141	—	174,254,141

Statement of operations
Three months ended March 31, 2020 (unaudited)
Loss from operations	(176,292)	—	(176,292)
Other income (expense):
Interest income	608,661	—	608,661
Change in fair value of warrant liabilities	—	1,123,750	1,123,750

Total other income (expense)	608,661	1,123,750	1,732,411
Income (loss) before provision for income taxes	432,369	1,123,750	1,556,119

Income tax (provision) benefit	(90,798)		(90,798)

Net income (loss)	341,571	1,123,750	1,465,321

Weighted average shares outstanding of common stock, basic and diluted	5,297,427	1,446,550	6,743,977

Basic and diluted net loss per share, common shares	(0.02)	0.18	0.16

Weighted average shares outstanding and subject to possible redemption, basic and diluted	16,265,073	(1,446,550)	14,818,523

Basic and diluted net loss per share subject to possible redemption	0.03	0.00	0.03

Statement of cash flows
Three months ended March 31, 2020 (unaudited)
Net loss	341,571	1,123,750	1,465,321
Adjustments to reconcile net loss to net cash used in operating activities:	(536,267)	(1,123,750)	(1,660,017)
Net cash used in operating activities	(194,696)	—	(194,696)
Net cash used in investing activities	134,835	—	134,835
Net cash provided by financing activities	—	—	—
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	341,574	1,123,750	1,465,324

	Previously Reported	Adjustments	As Restated

Balance sheet as of June 30, 2020 (unaudited)
Total Assets	174,279,113	—	174,279,113

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	143,918	1	143,919
Income tax payable	72,315	—	72,315
Warrant liabilities	—	12,684,750	12,684,750
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,253,733	12,684,751	18,938,484
Common stock subject to possible redemption	163,025,379	(12,684,752)	150,340,627
Stockholders’ equity
Common stock	531	127	658
Additional paid-in capital	4,727,428	(804,320)	3,923,108
Retained Earnings	272,042	804,194	1,076,236

Total stockholders’ equity	5,000,001	1	5,000,002

Total liabilities and stockholders’ equity	174,279,113	—	174,279,113

Statement of operations
Three months ended June 30, 2020 (unaudited)
Loss from operations	(139,094)	—	(139,094)
Other income (expense):
Interest income	180,961	—	180,961
Change in fair value of warrant liabilities	—	657,000	657,000

Total other income (expense)	180,961	657,000	837,961
Income (loss) before provision for income taxes	41,867	657,000	698,867

Income tax (provision) benefit	(8,792)		(8,792)

Net income (loss)	33,075	657,000	690,075

Weighted average shares outstanding of common stock, basic and diluted.	5,309,155	1,330,419	6,639,574

Basic and diluted net loss per share, common shares	(0.02)	0.10	0.09

Weighted average shares outstanding and subject to possible redemption, basic and diluted	16,253,345	(1,330,419)	14,922,926

Basic and diluted net loss per share subject to possible redemption	0.01	0.00	0.01

Statement of operations
Six months ended June 30, 2020 (unaudited)
Loss from operations	(315,386)	—	(315,386)
Other income (expense):
Interest income	789,622	—	789,622
Change in fair value of warrant liabilities	—	1,780,750	1,780,750

Total other income (expense)	789,622	1,780,750	2,570,372
Income (loss) before provision for income taxes	474,236	1,780,750	2,254,986

Income tax (provision) benefit	(99,590)	—	(99,590)

Net income (loss)	374,646	1,780,750	2,155,396

Weighted average shares outstanding of common stock, basic and diluted.	5,303,291	1,388,485	6,691,776

Basic and diluted net loss per share, common shares	(0.03)	0.28	0.25

Weighted average shares outstanding and subject to possible redemption, basic and diluted	16,259,209	(1,388,485)	14,870,724

Basic and diluted net loss per share subject to possible redemption	0.03	0.00	0.03

	Previously Reported	Adjustments	As Restated

Statement of cash flows
Six months ended June 30, 2020 (unaudited)
Net loss	374,646	1,780,750	2,155,396
Adjustments to reconcile net loss to net cash used in operating activities:	(687,153)	(1,780,750)	(2,467,903)
Net cash used in operating activities	(312,507)	—	(312,507)
Net cash used in investing activities	188,763	—	188,763
Net cash provided by financing activities	—	—	—
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	374,649	1,780,749	2,155,398

Balance sheet as of September 30, 2020 (unaudited)
Total Assets	174,227,854	—	174,227,854

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	222,604	1	222,605
Income tax payable	45,026	—	45,026
Warrant liabilities	—	15,277,250	15,277,250
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,305,130	15,277,251	21,582,381
Common stock subject to possible redemption	162,922,723	(15,277,250)	147,645,473
Stockholders’ equity
Common stock	532	153	685
Additional paid-in capital	4,830,083	1,788,152	6,618,235
Retained Earnings (accumulated deficit)	169,386	(1,788,306)	(1,618,920)

Total stockholders’ equity	5,000,001	(1)	5,000,000

Total liabilities and stockholders’ equity	174,227,854	—	174,227,854

Statement of operations
Three months ended September 30, 2020 (unaudited)
Loss from operations	(145,615)	—	(145,615)
Other income (expense):
Interest income	15,670	—	15,670
Change in fair value of warrant liabilities	—	(2,592,500)	(2,592,500)

Total other income (expense)	15,670	(2,592,500)	(2,576,830)
Income (loss) before provision for income taxes	(129,945)	(2,592,500)	(2,722,445)

Income tax (provision) benefit	27,289		27,289

Net income (loss)	(102,656)	(2,592,500)	(2,695,156)

Net income (loss) per share	(0.02)	(0.39)	(0.41)
Weighted average shares outstanding of common stock, basic and diluted	5,317,329	1,264,011	6,581,340

Net income (Basic and diluted net loss) per share, common shares	(0.02)	(0.39)	(0.41)

Weighted average shares outstanding and subject to possible redemption, basic and diluted	16,245,171	(1,264,011)	14,981,160

Basic and diluted net loss per share subject to possible redemption	(0.00)	0.00	(0.00)

	Previously Reported	Adjustments	As Restated

Statement of operations
Nine months ended September 30, 2020 (unaudited)
Loss from operations	(461,001)	—	(461,001)
Other income (expense):
Interest income	805,292	—	805,292
Change in fair value of warrant liabilities	—	(811,750)	(811,750)

Total other income (expense)	805,292	(811,750)	(6,458)
Income (loss) before provision for income taxes	344,291	(811,750)	(467,459)

Income tax (provision) benefit	(72,301)		(72,301)

Net income (loss)	271,990	(811,750)	(539,760)

Weighted average shares outstanding of common stock, basic and diluted	5,308,004	1,346,691	6,654,695

Basic and diluted net loss per share, common shares	(0.05)	(0.10)	(0.16)

Weighted average shares outstanding and subject to possible redemption, basic and diluted	16,254,496	(1,346,691)	14,907,805

Basic and diluted net loss per share subject to possible redemption	0.03	(0.00)	0.03

Statement of cash flows
Nine months ended September 30, 2020 (unaudited)
Net loss	271,990	(811,750)	(539,760)
Adjustments to reconcile net loss to net cash used in operating activities:	(616,868)	811,750	194,882
Net cash used in operating activities	(344,878)	—	(344,878)
Net cash used in investing activities	188,762	—	188,762
Net cash provided by financing activities	—	—	—
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	271,993	(811,749)	(539,756)

Balance sheet as of December 31, 2020 (audited)
Total Assets	174,077,031	—	174,077,031

Liabilities and stockholders’ equity
Liabilities
Accounts payable and accrued expenses	237,196	1	237,197
Income tax payable	10,289	—	10,289
Warrant liabilities		23,436,500	23,436,500
Deferred underwriting fee payable	6,037,500	—	6,037,500

Total liabilities	6,284,985	23,436,501	29,721,486
Common stock subject to possible redemption	162,792,045	(23,436,500)	139,355,545
Stockholders’ equity
Common stock	534	233	767
Additional paid-in capital	4,960,759	9,947,322	14,908,081
Retained Earnings (accumulated deficit)	38,708	(9,947,556)	(9,908,848)

Total stockholders’ equity	5,000,001	(1)	5,000,000

Total liabilities and stockholders’ equity	174,077,031	—	174,077,031

	Previously Reported	Adjustments	As Restated
Statement of operations
Twelve months ended December 31, 2020 (unaudited)
Loss from operations	(629,651)	—	(629,651)
Other income (expense):
Interest income	808,527	—	808,527
Change in fair value of warrant liabilities	—	(8,971,000)	(8,971,000)
Offering costs associated with warrants recorded as liabilities	—	—	—
Loss on sale of private placement warrants	—	—	—

Total other income (expense)	808,527	(8,971,000)	(8,162,473)
Income (loss) before provision for income taxes	178,876	(8,971,000)	(8,792,124)

Income tax (provision) benefit	(37,564)		(37,564)

Net income (loss)	141,312	(8,971,000)	(8,829,688)

Net income (loss) per share	(0.07)	(1.31)	(1.39)
Weighted average shares outstanding of common stock, basic and diluted	—	—	—
Net income (Basic and diluted net loss) per share, common shares	(0.07)	(1.31)	(1.39)
Weighted average shares outstanding and subject to possible redemption, basic and diluted	—	—	—
Basic and diluted net loss per share subject to possible redemptions	—	—	—

Statement of cash flows
Twelve months ended December 31, 2020 (audited)
Net loss	141,312	(8,971,000)	(8,829,688)
Adjustments to reconcile net loss to net cash used in operating activities:	(616,115)	8,971,000	8,354,885
Net cash used in operating activities	(474,803)	—	(474,803)
Net cash used in investing activities	243,084	—	243,084
Net cash provided by financing activities	—	—	—
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption	141,315	(8,970,999)	(8,829,684)